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                                                                    THE HARTFORD

July 16, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Division of Investment Management

RE: Hartford Life Insurance Company, Separate Account VL II
    File No. 333-180756
    Hartford Life and Annuity Insurance Company, Separate Account VL II File No. 333-180757

Members of the Commission:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced Registration Statements filed on Form N-6. The Registrant respectfully requests an effective date of July 16, 2012 for the prospectus filed herein.

You may direct any questions regarding this filing to the undersigned at (860) 843-8335.

Very truly yours,

/s/ Lisa Proch

Lisa Proch
Assistant General Counsel and
Assistant Vice President